Summary of signifcant accounting policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill impairment		$ 0	$ 0	$ 0
Lease term for leasehold land		50 years
Operating lease rentals		$ 1,838,000	1,426,000	810,000
Long‑term bank borrowings		(26,830,000)	(26,768,000)
Defined contribution plans		2,286,000	1,653,000	1,370,000
Carrying amount of treasury shares		$ 2,390,000	$ 1,786,000
Number of treasury shares		62,921	40,655
Ordinary shares, par value		$ 1.00	$ 1.00
Minimum percentage of appropriation to the general reserve fund to the after tax profits			10.00%
Maximum percentage of appropriation to the general reserve fun to the registered capital		50.00%
Profit appropriation to statutory funds		$ 15,000	$ 24,000	25,000
Forecast
Value of shares to be repurchased	1,045,000
Adjustment | Accounting Standards Update 2015-03 [Member]
Long‑term bank borrowings			155,000
Other expense
Net foreign currency exchange losses		109,000	79,000	480,000
Research and development expenses
Operating lease rentals		524,000	237,000	0
Administrative expenses
Operating lease rentals		$ 1,314,000	$ 1,189,000	$ 810,000
The Parent Company
Ordinary shares, par value		$ 1.00	$ 1.00